Other Operating Expenses	6 Months Ended
Jun. 30, 2023
Other Operating Expenses [Abstract]
Other Operating Expenses
24	OTHER OPERATING EXPENSES

	Six months ended June 30, 2022	Six months ended June 30, 2023
	RM	RM	USD
Regulatory compliance and statutory cost	134,197	103,237	22,117
Regulatory consultancy fee	181,409	-	-
Cost incurred to obtain licence	-	12,113	2,595
Bad debt written off	-	-	-
Bank charges	15,088	24,764	5,305
Foreign exchange loss	309,003	841,902	180,360
Marketing expenses	231,189	990,188	212,127
Software and website usage fee	28,847	29,628	6,347
Office expenses	406,022	981,729	210,315
Preliminary expenses written off	11,283	280	60
Recruitment fees	36,392	93,101	19,945
Travelling expenses	121,236	512,997	109,899
Net investment loss	-	78,618	16,842
Total	1,474,666	3,668,557	785,912

Net investment loss is derived from the total net loss incurred from the trading of shares on recognized stock exchanges during the financial year.